Goodwill and intangible assets, net (FY) (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of Goodwill
The changes in the carrying amount of goodwill by segment were as follows:

(In millions)	Building Materials	Building Envelope	Total
Balance as of December 31, 2024	$4,891	$4,026	$8,917
Acquisitions	17	—	17
Foreign currency translation adjustment and other(1)	59	—	59
Balance as of September 30, 2025	$4,967	$4,026	$8,993

(1)	Includes measurement period adjustments from prior year acquisitions.

The changes in the carrying amount of goodwill by segment were as follows:

(In millions)	Building Materials	Building Envelope	Total
Balance as of January 1, 2023	$4,923	$3,192	$8,115
Acquisitions	76	736	812
Foreign currency translation adjustment	43	—	43
Balance as of December 31, 2023	5,042	3,928	8,970
Acquisitions	5	98	103
Foreign currency translation adjustment	(156)	—	(156)
Balance as of December 31, 2024	$4,891	$4,026	$8,917

Intangible Assets, Net
Intangible assets, net was as follows:

	As of December 31, 2024
(In millions)	Gross carrying amount	Accumulated amortization	Total intangible assets, net
Customer relationships	$1,626	$(311)	$1,315
Mining rights	252	(51)	201
Developed technology	177	(45)	132
Software	81	(75)	6
Trade names and trademarks	230	(76)	154
Other intangible assets	103	(79)	24
Intangible assets	$2,469	$(637)	$1,832

	As of December 31, 2023
(In millions)	Gross carrying amount	Accumulated amortization	Total intangible assets, net
Customer relationships	$1,574	$(212)	$1,362
Mining rights	258	(47)	211
Developed technology	161	(28)	133
Software	80	(75)	5
Trade names and trademarks	211	(66)	145
Other intangible assets	106	(78)	28
Intangible assets	$2,390	$(506)	$1,884

Estimated Future Amortization of Long-Lived Intangible Assets	The estimated future amortization of long-lived intangible assets is as follows:

(In millions)
2025	$143
2026	141
2027	139
2028	136
2029	122
Thereafter	1,151
Total	$1,832